UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2019

American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Quality Diversified International ETF (QINT)
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
American Century® STOXX® U.S. Quality Value ETF (VALQ)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

The iSTOXX American Century USA Quality Value Index is the intellectual property (including registered trademarks) of STOXX Limited, Zurich, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. American Century STOXX U.S. Quality Value ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the iSTOXX American Century USA Quality Value Index or its data.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on ETF performance, plus other investment insights, please visit our website, americancenturyetfs.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

Investor sentiment generally remained upbeat through the first nine months of 2018. Beginning in October, mounting concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a steep stock market sell-off that lasted through year-end. Meanwhile, the Federal Reserve (Fed) raised its short-term interest rate target in September, which helped keep U.S. Treasury yields climbing through early November.

After reaching 3.24% in early November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which drove Treasury yields lower. Then, along with its December rate increase, the Fed delivered a surprisingly bullish outlook. Investors believed the Fed’s plans for two rate hikes in 2019 were too aggressive, fueling additional risk-off investing.

January brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed changed course, pausing its rate-hike campaign amid moderating global growth and muted inflation. Risk-on sentiment returned, and stocks rallied to start the year. However, the early 2019 gains were not enough to offset the late 2018 losses, and U.S. stocks declined for the six-month period. Losses among non-U.S. developed markets stocks were steeper, while emerging markets stocks eked out a slight gain. Bonds were a bright spot, with Treasuries, corporates and municipals posting positive returns.

As recent performance trends indicate, market volatility remains a formidable force. We believe this factor underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

FEBRUARY 28, 2019

Diversified Corporate Bond ETF
Portfolio at a Glance
Weighted Average Life to Maturity	4.9 years
Average Duration (Effective)	3.6 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	97.6%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	1.0%

Fund Characteristics

FEBRUARY 28, 2019

Diversified Municipal Bond ETF
Portfolio at a Glance
Weighted Average Life to Maturity	12.4 years
Average Duration (Modified)	4.8 years

Top Five States and Territories	% of net assets
Illinois	12.7%
New Jersey	10.6%
New York	8.7%
Pennsylvania	7.8%
Ohio	5.7%

Top Five Sectors	% of fund investments
Special Tax	22%
Corporate Muni	15%
General Obligation (GO) - State	14%
General Obligation (GO) - Local	10%
Hospital	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.7%
Other Assets and Liabilities	1.3%

Fund Characteristics

FEBRUARY 28, 2019

Quality Diversified International ETF
Top Ten Holdings	% of net assets
Lloyds Banking Group plc	1.6%
Japan Tobacco, Inc.	1.6%
Sanofi	1.6%
Astellas Pharma, Inc.	1.5%
Eni SpA	1.5%
Repsol SA	1.3%
Muenchener Rueckversicherungs-Gesellschaft AG	1.3%
Koninklijke Ahold Delhaize NV	1.2%
NEC Corp.	1.2%
Peugeot SA	1.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
Japan	22.6%
United Kingdom	15.1%
France	9.0%
Switzerland	7.0%
Canada	5.5%
Australia	5.3%
Netherlands	4.7%
Germany	4.1%
China	4.1%
Sweden	3.3%
Spain	3.1%
Italy	3.0%
Other Countries	12.7%
Cash and Equivalents*	0.5%
* Includes temporary cash investments and other assets and liabilities.

Fund Characteristics

FEBRUARY 28, 2019

STOXX® U.S. Quality Growth ETF
Top Ten Holdings	% of net assets
Intuit, Inc.	2.4%
Vertex Pharmaceuticals, Inc.	2.3%
Zoetis, Inc.	1.9%
Starbucks Corp.	1.8%
Boeing Co. (The)	1.7%
Monster Beverage Corp.	1.6%
Mastercard, Inc., Class A	1.6%
Burlington Stores, Inc.	1.5%
Cintas Corp.	1.5%
Biogen, Inc.	1.5%

Top Five Industries	% of net assets
Software	16.3%
IT Services	7.5%
Biotechnology	7.3%
Semiconductors and Semiconductor Equipment	6.2%
Specialty Retail	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.1%

Fund Characteristics

FEBRUARY 28, 2019

STOXX® U.S. Quality Value ETF
Top Ten Holdings	% of net assets
Gilead Sciences, Inc.	2.4%
AbbVie, Inc.	2.3%
Merck & Co., Inc.	2.1%
Chevron Corp.	2.0%
Verizon Communications, Inc.	2.0%
American Electric Power Co., Inc.	2.0%
Pfizer, Inc.	2.0%
Philip Morris International, Inc.	2.0%
Ventas, Inc.	2.0%
PPL Corp.	2.0%

Top Five Industries	% of net assets
Equity Real Estate Investment Trusts (REITs)	12.4%
Electric Utilities	8.7%
Pharmaceuticals	6.3%
Biotechnology	6.0%
Household Products	5.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.1%

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Expenses Paid During Period(1) 9/1/18 - 2/28/19	Annualized Expense Ratio(1)
Diversified Corporate Bond ETF
Actual	$1,000	$1,020.00	$2.25	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
Diversified Municipal Bond ETF
Actual	$1,000	$1,018.90(2)	$1.38(3)	0.29%
Hypothetical	$1,000	$1,023.36(4)	$1.45(4)	0.29%
Quality Diversified International ETF
Actual	$1,000	$957.30(2)	$1.80(3)	0.39%
Hypothetical	$1,000	$1,022.86(4)	$1.96(4)	0.39%
STOXX® U.S. Quality Growth ETF
Actual	$1,000	$990.80(2)	$1.36(3)	0.29%
Hypothetical	$1,000	$1,023.36(4)	$1.45(4)	0.29%
STOXX® U.S. Quality Value ETF
Actual	$1,000	$960.10	$1.41	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from September 10, 2018 (fund inception) through February 28, 2019.

(3)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 172, the number of days in the period from September 10, 2018 (fund inception) through February 28, 2019, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the fund had been available throughout the entire period and are calculated using the fund's annualized expense ratio listed in the table above.

Schedules of Investments

FEBRUARY 28, 2019 (UNAUDITED)

Diversified Corporate Bond ETF
	Principal Amount	Value
CORPORATE BONDS — 97.6%
Airlines — 0.6%
Delta Air Lines, Inc., 3.80%, 4/19/23	$196,000	$194,527
Auto Components — 0.8%
Lear Corp., 3.80%, 9/15/27	280,000	260,910
Automobiles — 1.8%
Ally Financial, Inc., 4.625%, 5/19/22	154,000	157,272
General Motors Co., 4.875%, 10/2/23	252,000	260,254
Harley-Davidson, Inc., 3.50%, 7/28/25	210,000	200,973
		618,499
Banks — 16.4%
Bank of America Corp., VRN, 3.00%, 12/20/23	742,000	732,847
Capital One Financial Corp., 3.50%, 6/15/23	742,000	734,942
CIT Group, Inc., 5.00%, 8/1/23	154,000	160,008
Citigroup, Inc., 4.05%, 7/30/22	714,000	728,322
Huntington Bancshares, Inc., 2.30%, 1/14/22	742,000	724,674
KeyCorp, MTN, 2.90%, 9/15/20	532,000	532,422
Regions Financial Corp., 2.75%, 8/14/22	742,000	727,405
SunTrust Bank, 2.45%, 8/1/22	560,000	548,867
Wells Fargo & Co., 4.125%, 8/15/23	728,000	743,923
		5,633,410
Beverages — 2.0%
Constellation Brands, Inc., 3.20%, 2/15/23	322,000	317,651
Keurig Dr Pepper, Inc., 4.06%, 5/25/23(1)	350,000	354,088
		671,739
Biotechnology — 1.8%
Biogen, Inc., 3.625%, 9/15/22	322,000	326,842
Celgene Corp., 2.875%, 8/15/20	280,000	279,286
		606,128
Building Products — 0.5%
Masco Corp., 4.375%, 4/1/26	182,000	180,745
Chemicals — 3.4%
Celanese US Holdings LLC, 4.625%, 11/15/22	210,000	214,888
Dow Chemical Co. (The), 3.00%, 11/15/22	266,000	263,987
LYB International Finance BV, 4.00%, 7/15/23	350,000	353,037
Rayonier AM Products, Inc., 5.50%, 6/1/24(1)	154,000	143,309
Westlake Chemical Corp., 3.60%, 8/15/26	224,000	211,784
		1,187,005
Construction and Engineering — 0.4%
MasTec, Inc., 4.875%, 3/15/23	154,000	154,963
Construction Materials — 0.6%
Vulcan Materials Co., 4.50%, 4/1/25	210,000	213,723

Diversified Corporate Bond ETF
	Principal Amount	Value
Consumer Finance — 7.8%
American Express Co., 2.50%, 8/1/22	$742,000	$727,092
Block Financial LLC, 5.50%, 11/1/22	252,000	262,169
Discover Financial Services, 3.85%, 11/21/22	742,000	746,921
S&P Global, Inc., 4.00%, 6/15/25	210,000	216,735
Synchrony Financial, 3.75%, 8/15/21	742,000	744,117
		2,697,034
Containers and Packaging — 0.4%
Berry Global, Inc., 5.125%, 7/15/23	140,000	140,700
Packaging Corp. of America, 4.50%, 11/1/23	13,000	13,503
		154,203
Diversified Financial Services — 6.3%
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	742,000	728,531
JPMorgan Chase & Co., 3.375%, 5/1/23	728,000	728,641
Morgan Stanley, MTN, 4.10%, 5/22/23	714,000	726,363
		2,183,535
Diversified Telecommunication Services — 2.6%
AT&T, Inc., 4.45%, 4/1/24	490,000	507,632
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	380,119
		887,751
Electric Utilities — 1.7%
Edison International, 4.125%, 3/15/28	294,000	271,693
Exelon Corp., 3.50%, 6/1/22	308,000	306,035
		577,728
Electronic Equipment, Instruments and Components — 0.8%
Avnet, Inc., 4.625%, 4/15/26	294,000	292,615
Entertainment — 1.5%
Activision Blizzard, Inc., 2.30%, 9/15/21	532,000	520,380
Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp., 3.50%, 1/31/23	518,000	517,972
Boston Properties LP, 2.75%, 10/1/26	224,000	207,478
SITE Centers Corp., 3.625%, 2/1/25	210,000	202,796
Weyerhaeuser Co., 4.625%, 9/15/23	196,000	202,060
		1,130,306
Food Products — 2.0%
Conagra Brands, Inc., 3.20%, 1/25/23	308,000	302,463
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	168,000	171,032
Kraft Heinz Foods Co., 2.80%, 7/2/20	210,000	208,965
		682,460
Gas Utilities — 2.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	392,000	399,010
EQM Midstream Partners LP, 4.125%, 12/1/26	406,000	374,688
Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 1/15/20	196,000	200,088
		973,786

Diversified Corporate Bond ETF
	Principal Amount	Value
Health Care Equipment and Supplies — 2.2%
Becton Dickinson and Co., 2.40%, 6/5/20	$336,000	$332,687
Boston Scientific Corp., 2.85%, 5/15/20	420,000	420,589
		753,276
Health Care Providers and Services — 4.0%
AmerisourceBergen Corp., 3.50%, 11/15/21	322,000	323,849
Anthem, Inc., 3.30%, 1/15/23	196,000	196,510
Encompass Health Corp., 5.75%, 11/1/24	140,000	141,967
Express Scripts Holding Co., 3.05%, 11/30/22	336,000	331,881
MEDNAX, Inc., 5.25%, 12/1/23(1)	168,000	170,310
Universal Health Services, Inc., 4.75%, 8/1/22(1)	210,000	212,625
		1,377,142
Hotels, Restaurants and Leisure — 2.2%
Hyatt Hotels Corp., 4.85%, 3/15/26	210,000	216,815
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	140,000	142,139
Wyndham Destinations, Inc., 4.25%, 3/1/22	266,000	265,349
Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26(1)	140,000	142,331
		766,634
Household Durables — 1.2%
Century Communities, Inc., 5.875%, 7/15/25	154,000	143,605
DR Horton, Inc., 4.00%, 2/15/20	266,000	268,074
		411,679
Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc., 5.75%, 1/15/28	154,000	158,620
Industrial Conglomerates — 0.9%
Hasbro, Inc., 3.50%, 9/15/27	350,000	324,716
Insurance — 3.0%
Allstate Corp. (The), VRN, 5.75%, 8/15/53	182,000	184,088
American International Group, Inc., 4.875%, 6/1/22	182,000	190,866
International Lease Finance Corp., 5.875%, 8/15/22	252,000	268,106
Prudential Financial, Inc., VRN, 5.625%, 6/15/43	182,000	189,012
Voya Financial, Inc., 3.65%, 6/15/26	210,000	202,498
		1,034,570
Interactive Media and Services — 0.4%
Match Group, Inc., 5.00%, 12/15/27(1)	143,000	142,146
Internet and Direct Marketing Retail — 0.8%
Expedia Group, Inc., 3.80%, 2/15/28	280,000	265,010
IT Services — 0.4%
VeriSign, Inc., 4.625%, 5/1/23	140,000	142,738
Media — 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	336,000	337,627
DISH DBS Corp., 5.125%, 5/1/20	140,000	142,026
		479,653
Metals and Mining — 2.3%
Kinross Gold Corp., 4.50%, 7/15/27	392,000	367,990

Diversified Corporate Bond ETF
	Principal Amount	Value
Newmont Mining Corp., 3.50%, 3/15/22	$210,000	$211,126
Southern Copper Corp., 3.875%, 4/23/25	210,000	209,767
		788,883
Multi-Utilities — 1.7%
Enel Americas SA, 4.00%, 10/25/26	308,000	301,840
PSEG Power LLC, 3.00%, 6/15/21	280,000	277,481
		579,321
Oil, Gas and Consumable Fuels — 11.1%
Anadarko Petroleum Corp., 4.85%, 3/15/21	378,000	388,553
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	140,000	138,775
Cenovus Energy, Inc., 3.00%, 8/15/22	406,000	392,670
Cimarex Energy Co., 3.90%, 5/15/27	392,000	378,829
Concho Resources, Inc., 4.375%, 1/15/25	392,000	397,617
Hess Corp., 7.30%, 8/15/31	336,000	383,163
HollyFrontier Corp., 5.875%, 4/1/26	364,000	384,218
Peabody Energy Corp., 6.375%, 3/31/25(1)	154,000	151,998
Pioneer Natural Resources Co., 3.95%, 7/15/22	280,000	284,115
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	140,000	138,950
Valero Energy Corp., 7.50%, 4/15/32	294,000	365,704
Williams Cos., Inc. (The), 4.30%, 3/4/24	392,000	401,258
		3,805,850
Paper and Forest Products — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	196,000	203,597
Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	168,000	159,741
Semiconductors and Semiconductor Equipment — 1.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	322,000	307,190
Entegris, Inc., 4.625%, 2/10/26(1)	125,000	123,438
		430,628
Software — 0.9%
Citrix Systems, Inc., 4.50%, 12/1/27	308,000	295,479
Specialty Retail — 1.2%
Best Buy Co., Inc., 5.50%, 3/15/21	252,000	262,083
United Rentals North America, Inc., 4.625%, 10/15/25	140,000	136,500
		398,583
Technology Hardware, Storage and Peripherals — 2.8%
Dell International LLC / EMC Corp., 4.42%, 6/15/21(1)	196,000	199,653
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	294,000	303,789
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	140,000	144,267
Seagate HDD Cayman, 4.875%, 3/1/24	308,000	299,810
		947,519
Textiles, Apparel and Luxury Goods — 0.8%
Tapestry, Inc., 4.25%, 4/1/25	280,000	271,949
TOTAL CORPORATE BONDS (Cost $33,531,207)		33,559,181

Diversified Corporate Bond ETF
	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $502,634)	502,634	$502,634
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $34,033,841)		34,061,815
OTHER ASSETS AND LIABILITIES — 1.0%		332,099
TOTAL NET ASSETS — 100.0%		$34,393,914

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	7	June 2019	$700,000	$801,938	$2,281

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,097,336, which represented 6.1% of total net assets.

See Notes to Financial Statements.

FEBRUARY 28, 2019 (UNAUDITED)

Diversified Municipal Bond ETF
	Principal Amount	Value
MUNICIPAL SECURITIES — 98.7%
Alabama — 2.3%
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 4/1/24	$280,000	$295,263
Arizona — 3.5%
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	440,000	441,993
California — 2.9%
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	263,318
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	105,927
		369,245
Colorado — 2.3%
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	180,000	191,365
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	100,878
		292,243
Florida — 5.2%
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	206,818
State of Florida GO, 5.00%, 6/1/21	420,000	451,446
		658,264
Hawaii — 2.1%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	266,388
Illinois — 12.7%
Chicago GO, 5.00%, 1/1/40	280,000	283,192
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	291,858
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	363,837
State of Illinois GO, 5.00%, 11/1/21	440,000	465,432
State of Illinois GO, 5.00%, 11/1/29	180,000	192,908
		1,597,227
Iowa — 1.7%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	200,000	208,102
Kentucky — 4.4%
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	282,422
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	250,000	268,418
		550,840
Louisiana — 2.2%
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	280,300
Maryland — 1.7%
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	200,000	219,234
Michigan — 5.5%
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	388,045
Michigan Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/47	280,000	300,314
		688,359

Diversified Municipal Bond ETF
	Principal Amount	Value
Nebraska — 1.8%
Omaha Public Power District Rev., 5.00%, 2/1/23	$200,000	$225,174
Nevada — 4.2%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	140,000	149,305
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	350,000	378,490
		527,795
New Jersey — 10.6%
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	296,959
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	475,745
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	250,000	285,805
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	283,912
		1,342,421
New York — 8.7%
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	100,000	106,573
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	280,000	291,948
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	240,000	294,897
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/26 (GA: American Airlines Group)	380,000	398,107
		1,091,525
Ohio — 5.7%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	250,000	231,950
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	380,315
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	103,809
		716,074
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	106,522
Pennsylvania — 7.8%
Pennsylvania GO, 5.00%, 7/1/20	400,000	417,160
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	180,000	196,803
School District of Philadelphia GO, 5.00%, 9/1/20	350,000	365,145
		979,108
Tennessee — 0.7%
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	85,000	90,069
Texas — 4.5%
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	51,593
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	40,000	40,609
North Texas Tollway Authority Rev. (North Texas Tollway System, 5.00%, 1/1/26	420,000	477,645
		569,847

Diversified Municipal Bond ETF
	Principal Amount	Value
Virginia — 1.7%
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	$200,000	$207,850
Washington — 3.1%
State of Washington GO, 5.25%, 2/1/22	350,000	385,924
Wisconsin — 2.6%
Public Finance Authority Rev., (Ameream LLC), 7.00%, 12/1/50(1)	100,000	112,580
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	25,000	25,096
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	85,979
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	105,000	109,647
		333,302
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $12,381,530)		12,443,069
OTHER ASSETS AND LIABILITIES — 1.3%		169,175
TOTAL NET ASSETS — 100.0%		$12,612,244

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,656,163, which represented 13.1% of total net assets.

See Notes to Financial Statements.

FEBRUARY 28, 2019 (UNAUDITED)

Quality Diversified International ETF
	Shares	Value
COMMON STOCKS — 99.5%
Australia — 5.3%
Alumina Ltd.	6,167	$11,188
Aristocrat Leisure Ltd.	3,486	61,060
BlueScope Steel Ltd.	2,268	21,719
CIMIC Group Ltd.	630	22,478
Coca-Cola Amatil Ltd.	3,087	17,504
Cochlear Ltd.	147	17,831
CSL Ltd.	532	73,337
Fortescue Metals Group Ltd.	6,370	27,464
Goodman Group	1,827	16,638
Macquarie Group Ltd.	658	60,221
Medibank Pvt Ltd.	5,684	11,485
Mirvac Group	83,881	153,370
Qantas Airways Ltd.	6,874	28,023
Ramsay Health Care Ltd.	469	21,615
Scentre Group	7,000	19,273
Sonic Healthcare Ltd.	2,044	35,075
Telstra Corp. Ltd.	8,701	19,376
Wesfarmers Ltd.	3,227	76,176
Woolworths Group Ltd.	476	9,709
		703,542
Austria — 0.9%
ANDRITZ AG	385	19,246
OMV AG	623	32,824
Raiffeisen Bank International AG	2,422	61,833
		113,903
Belgium — 0.7%
Ageas	399	19,687
Colruyt SA	154	10,995
Proximus SADP	672	17,776
Telenet Group Holding NV	609	27,517
UCB SA	224	18,793
		94,768
Canada — 5.5%
Air Canada(1)	1,400	35,197
CAE, Inc.	700	14,750
Canadian Pacific Railway Ltd.	700	144,529
Canadian Tire Corp. Ltd., Class A	700	77,175
CGI, Inc.(1)	700	46,895
Dollarama, Inc.	700	18,932
Empire Co. Ltd., Class A	1,400	32,497
H&R Real Estate Investment Trust	8,400	144,847
Husky Energy, Inc.	1,400	15,552
Kirkland Lake Gold Ltd.	700	25,576

Quality Diversified International ETF
	Shares	Value
Manulife Financial Corp.	1,400	$23,642
Methanex Corp.	700	39,369
Royal Bank of Canada	700	54,666
Teck Resources Ltd., Class B	700	15,674
Toronto-Dominion Bank (The)	700	40,108
		729,409
China — 4.1%
Anhui Conch Cement Co. Ltd., H Shares	10,500	60,059
ANTA Sports Products Ltd.	7,000	41,020
Autohome, Inc. ADR(1)	700	65,835
China Communications Services Corp. Ltd., H Shares	42,000	42,215
China Resources Gas Group Ltd.	14,000	60,817
CSPC Pharmaceutical Group Ltd.	28,000	47,797
Huazhu Group Ltd. ADR	700	24,549
Kunlun Energy Co. Ltd.	28,000	30,747
Shenzhou International Group Holdings Ltd.	7,000	87,391
Sino Biopharmaceutical Ltd.	28,000	24,291
Tencent Holdings Ltd.	1,400	59,890
		544,611
Denmark — 1.5%
Carlsberg A/S, B Shares	203	24,618
Chr Hansen Holding A/S	126	12,849
DSV A/S	392	32,641
GN Store Nord A/S	287	13,846
H Lundbeck A/S	700	32,050
Novo Nordisk A/S, B Shares	1,470	72,207
Pandora A/S	343	18,018
		206,229
Finland — 1.4%
Elisa Oyj	273	11,468
Fortum Oyj	511	11,358
Metso Oyj	651	22,098
Neste Oyj	644	61,966
Nokian Renkaat Oyj	315	11,155
Stora Enso Oyj R Shares	2,247	30,154
UPM-Kymmene Oyj	1,127	34,033
		182,232
France — 9.0%
Arkema SA	301	30,381
Atos SE	658	63,253
Bouygues SA	483	18,287
CNP Assurances	812	18,788
Danone SA	252	19,034
Engie SA	1,379	20,806
Faurecia SA	476	22,732
Hermes International	182	115,393

Quality Diversified International ETF
	Shares	Value
Ipsen SA	322	$44,586
Kering SA	182	99,498
L'Oreal SA	42	10,612
LVMH Moet Hennessy Louis Vuitton SE	42	14,443
Orange SA	1,085	16,605
Pernod Ricard SA	77	13,275
Peugeot SA	6,391	162,723
Publicis Groupe SA	2,198	121,965
Remy Cointreau SA	84	10,952
Safran SA	91	12,424
Sanofi	2,471	206,809
Sartorius Stedim Biotech	231	27,225
Schneider Electric SE	259	20,179
SCOR SE	210	9,467
Sodexo SA	182	20,016
Teleperformance	63	11,263
Thales SA	84	10,354
TOTAL SA	336	19,126
Ubisoft Entertainment SA(1)	490	35,431
Vinci SA	210	20,068
		1,195,695
Germany — 4.1%
adidas AG	56	13,621
Deutsche Boerse AG	77	9,741
Deutsche Lufthansa AG	4,585	117,210
Deutsche Telekom AG	1,631	26,902
Evonik Industries AG	2,947	83,055
FUCHS PETROLUB SE Preference Shares	245	10,964
GEA Group AG	686	16,459
HUGO BOSS AG	266	19,694
MTU Aero Engines AG	56	12,020
Muenchener Rueckversicherungs-Gesellschaft AG	749	176,633
ProSiebenSat.1 Media SE	1,834	33,497
Sartorius AG Preference Shares	77	12,223
Wacker Chemie AG	196	20,100
		552,119
Hong Kong — 1.6%
CK Infrastructure Holdings Ltd.	3,500	29,182
HKT Trust & HKT Ltd.	21,000	32,798
Link REIT	10,500	118,713
Wynn Macau Ltd.	11,200	27,680
		208,373
Ireland — 0.2%
Glanbia plc	693	14,070
Smurfit Kappa Group plc	686	19,482
		33,552

Quality Diversified International ETF
	Shares	Value
Israel — 1.1%
Bank Hapoalim BM	4,193	$28,874
Bank Leumi Le-Israel BM	4,753	31,445
Mizrahi Tefahot Bank Ltd.	553	10,596
Teva Pharmaceutical Industries Ltd.(1)	4,305	73,311
		144,226
Italy — 3.0%
Davide Campari-Milano SpA	1,323	12,632
DiaSorin SpA	119	11,687
Enel SpA	3,430	20,779
Eni SpA	11,200	193,419
EXOR NV	315	19,405
Fiat Chrysler Automobiles NV(1)	1,890	27,939
Mediobanca Banca di Credito Finanziario SpA	5,222	52,458
Moncler SpA	924	35,479
Recordati SpA	315	11,862
Terna Rete Elettrica Nazionale SpA	1,799	11,201
		396,861
Japan — 22.6%
Advantest Corp.	700	16,532
Alfresa Holdings Corp.	700	20,279
Alps Alpine Co. Ltd.	700	13,752
ANA Holdings, Inc.	700	25,983
Asahi Intecc Co. Ltd.	700	33,642
Asahi Kasei Corp.	2,800	30,535
Astellas Pharma, Inc.	13,300	205,318
Bandai Namco Holdings, Inc.	700	29,806
Brother Industries Ltd.	2,100	38,389
Canon, Inc.	700	20,128
Chugai Pharmaceutical Co. Ltd.	1,400	95,203
CyberAgent, Inc.	700	21,788
Daiwa House Industry Co. Ltd.	700	21,663
Fuji Electric Co. Ltd.	700	22,009
FUJIFILM Holdings Corp.	700	31,384
Fujitsu Ltd.	700	47,218
Hitachi Construction Machinery Co. Ltd.	700	17,475
Hitachi High-Technologies Corp.	700	26,630
Hitachi Ltd.	700	20,971
Honda Motor Co. Ltd.	700	19,827
Hoya Corp.	1,400	85,582
Isuzu Motors Ltd.	700	10,033
ITOCHU Corp.	1,400	25,128
Japan Airlines Co. Ltd.	700	25,561
Japan Tobacco, Inc.	8,400	213,773
JXTG Holdings, Inc.	2,800	13,097
Kajima Corp.	1,400	20,726

Quality Diversified International ETF
	Shares	Value
KDDI Corp.	700	$16,906
Kikkoman Corp.	700	34,836
Kirin Holdings Co. Ltd.	700	15,651
Komatsu Ltd.	700	17,173
Konami Holdings Corp.	700	28,894
Konica Minolta, Inc.	2,100	20,374
Kubota Corp.	1,400	18,896
Kuraray Co. Ltd.	1,400	18,789
Kyocera Corp.	700	38,616
Lion Corp.	1,400	28,712
Marubeni Corp.	2,800	19,989
Medipal Holdings Corp.	700	16,324
Mitsubishi Chemical Holdings Corp.	13,300	98,197
Mitsubishi Corp.	700	19,739
Mitsubishi Tanabe Pharma Corp.	1,400	20,198
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	17,827
Mitsui & Co. Ltd.	1,400	22,009
MonotaRO Co. Ltd.	700	16,513
NEC Corp.	4,900	163,524
Nexon Co. Ltd.(1)	700	11,111
Nikon Corp.	1,400	21,204
Nippon Telegraph & Telephone Corp.	700	30,189
Nissan Chemical Corp.	700	35,340
NTT DOCOMO, Inc.	700	16,296
Obayashi Corp.	2,100	20,468
Ono Pharmaceutical Co. Ltd.	700	14,390
ORIX Corp.	1,400	20,273
Persol Holdings Co. Ltd.	700	11,998
Pigeon Corp.	700	28,548
Pola Orbis Holdings, Inc.	700	19,651
Recruit Holdings Co. Ltd.	2,800	78,326
Relo Group, Inc.	700	18,261
Resona Holdings, Inc.	3,500	15,824
Ricoh Co. Ltd.	2,100	21,317
SBI Holdings, Inc.	700	14,739
SCSK Corp.	700	30,623
Sekisui Chemical Co. Ltd.	1,400	21,971
Shimadzu Corp.	700	17,261
Shimizu Corp.	2,100	18,449
Showa Denko KK	700	26,064
Showa Shell Sekiyu KK	2,100	31,504
Sony Corp.	700	33,585
Sony Financial Holdings, Inc.	700	13,237
Subaru Corp.	700	17,774
SUMCO Corp.	1,400	17,770
Sumitomo Chemical Co. Ltd.	11,900	59,008

Quality Diversified International ETF
	Shares	Value
Sumitomo Corp.	5,600	$80,514
Sumitomo Mitsui Financial Group, Inc.	700	24,788
Sumitomo Mitsui Trust Holdings, Inc.	700	26,530
Suntory Beverage & Food Ltd.	700	30,875
Suzuki Motor Corp.	2,100	107,547
Taisei Corp.	700	33,076
Takeda Pharmaceutical Co., Ltd.	1,400	56,204
Tokyo Electron Ltd.	700	95,266
Tosoh Corp.	2,800	41,326
Unicharm Corp.	700	22,292
Yamato Holdings Co. Ltd.	700	18,229
ZOZO, Inc.	700	13,180
		3,000,607
Netherlands — 4.7%
ASML Holding NV	427	78,341
ING Groep NV	1,540	20,398
Koninklijke Ahold Delhaize NV	6,426	165,920
Koninklijke DSM NV	112	12,039
Koninklijke Philips NV	3,640	145,070
Randstad NV	385	20,583
Unilever NV CVA	2,583	139,901
Wolters Kluwer NV	756	49,912
		632,164
New Zealand — 0.2%
a2 Milk Co. Ltd.(1)	2,807	27,499
Norway — 1.5%
Aker BP ASA	1,064	36,104
DNB ASA	1,085	20,820
Equinor ASA	1,253	28,201
Mowi ASA	1,393	32,175
Norsk Hydro ASA	6,083	25,225
Orkla ASA	2,254	17,781
Telenor ASA	1,806	35,258
		195,564
Portugal — 0.3%
Galp Energia SGPS SA	644	10,582
Jeronimo Martins SGPS SA	1,561	23,552
		34,134
Singapore — 0.7%
DBS Group Holdings Ltd.	1,400	25,737
Jardine Cycle & Carriage Ltd.	700	17,272
Singapore Airlines Ltd.	2,800	20,743
Singapore Exchange Ltd.	2,100	12,185
Singapore Technologies Engineering Ltd.	7,000	19,375
		95,312

Quality Diversified International ETF
	Shares	Value
South Korea — 1.4%
Celltrion, Inc.(1)	245	$44,547
Coway Co. Ltd.	175	14,720
LG Household & Health Care Ltd.	63	69,795
SK Hynix, Inc.	868	54,023
		183,085
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	2,030	90,105
Aena SME SA	63	11,256
Amadeus IT Group SA	448	33,771
Banco Bilbao Vizcaya Argentaria SA	3,276	20,420
Banco Santander SA	3,927	19,210
Bankinter SA	1,316	10,822
CaixaBank SA	4,522	16,148
Mapfre SA	6,860	19,404
Repsol SA	10,346	178,188
Telefonica SA	2,072	17,905
		417,229
Sweden — 3.3%
Alfa Laval AB	469	10,263
Atlas Copco AB, A Shares	413	11,197
Boliden AB	833	22,809
Electrolux AB, Series B	1,001	26,211
Elekta AB, B Shares	2,450	28,227
Hennes & Mauritz AB, B Shares	1,008	15,264
Hexagon AB, B Shares	203	10,684
Kinnevik AB, B Shares	735	18,632
Lundin Petroleum AB	385	12,596
Millicom International Cellular SA	266	16,022
Nibe Industrier AB, B Shares	966	12,092
Sandvik AB	1,946	31,992
Skanska AB, B Shares	1,183	21,351
SKF AB, B Shares	4,711	79,336
Svenska Cellulosa AB SCA, B Shares	1,246	11,495
Swedish Match AB	770	36,120
Swedish Orphan Biovitrum AB(1)	931	20,243
Telefonaktiebolaget LM Ericsson, B Shares	1,211	11,091
Volvo AB, B Shares	3,143	46,307
		441,932
Switzerland — 7.0%
ABB Ltd.	917	18,194
Adecco Group AG	378	19,678
Baloise Holding AG	126	20,616
Barry Callebaut AG	7	12,079
EMS-Chemie Holding AG	98	56,713
Flughafen Zurich AG	63	11,244

Quality Diversified International ETF
	Shares	Value
Givaudan SA	7	$17,546
Helvetia Holding AG	14	8,418
Kuehne + Nagel International AG	70	9,152
Logitech International SA	413	15,559
Nestle SA	336	30,477
Novartis AG	203	18,552
Pargesa Holding SA	1,757	144,624
Partners Group Holding AG	168	121,759
Roche Holding AG	364	101,322
SGS SA	7	17,883
Sika AG	84	11,383
Sonova Holding AG	175	32,788
Straumann Holding AG	63	49,264
Swiss Life Holding AG(1)	49	21,396
Swiss Re AG	1,617	160,401
Temenos AG(1)	84	12,201
Zurich Insurance Group AG	56	18,550
		929,799
Taiwan — 1.2%
President Chain Store Corp.	7,000	72,442
Uni-President Enterprises Corp.	35,000	85,292
		157,734
United Kingdom — 15.1%
Admiral Group plc	462	13,409
Anglo American plc	1,519	40,479
Ashtead Group plc	2,240	59,678
Associated British Foods plc	602	17,960
Auto Trader Group plc	2,016	12,756
BAE Systems plc	22,876	141,792
Barclays plc	8,946	19,534
Barratt Developments plc	12,628	100,611
Berkeley Group Holdings plc	700	36,777
BHP Group plc	525	12,192
BP plc	2,807	19,952
BT Group plc	5,579	15,932
Carnival plc	322	18,057
Centrica plc	10,871	18,002
Coca-Cola HBC AG(1)	966	32,585
Compass Group plc	546	12,092
Croda International plc	189	12,094
Diageo plc	1,379	53,440
easyJet plc	2,023	33,030
Evraz plc	8,414	63,187
Experian plc	483	12,614
Ferguson plc	294	20,417
GlaxoSmithKline plc	1,001	19,937

Quality Diversified International ETF
	Shares	Value
Glencore plc(1)	5,033	$20,348
Halma plc	665	13,745
Hargreaves Lansdown plc	2,485	57,578
Hikma Pharmaceuticals plc	441	9,787
Imperial Brands plc	931	31,088
InterContinental Hotels Group plc	1,477	88,592
International Consolidated Airlines Group SA	3,717	29,614
Intertek Group plc	182	12,312
ITV plc	10,052	17,528
Kingfisher plc	5,838	18,799
Land Securities Group plc	1,792	21,442
Lloyds Banking Group plc	258,195	218,212
London Stock Exchange Group plc	196	11,750
Marks & Spencer Group plc	24,955	90,616
Meggitt plc	2,821	20,232
Mondi plc	462	10,622
Next plc	462	31,266
Persimmon plc	1,183	38,283
Rightmove plc	10,801	69,261
Rio Tinto plc	245	14,130
Royal Dutch Shell plc, A Shares	973	30,391
Smith & Nephew plc	1,022	19,527
Spirax-Sarco Engineering plc	147	13,032
Tate & Lyle plc	7,196	66,521
Taylor Wimpey plc	32,613	78,689
Tesco plc	22,778	68,471
TUI AG	1,309	13,932
Vodafone Group plc	9,457	16,891
WM Morrison Supermarkets plc	6,223	19,046
WPP plc	6,846	75,196
		2,013,428
TOTAL COMMON STOCKS (Cost $12,879,571)		13,234,007
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $35,029)	35,029	35,029
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $12,914,600)		13,269,036
OTHER ASSETS AND LIABILITIES — 0.2%		26,960
TOTAL NET ASSETS — 100.0%		$13,295,996

Quality Diversified International ETF
MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	15.0%
Consumer Discretionary	14.0%
Health Care	13.4%
Financials	13.1%
Consumer Staples	11.4%
Materials	7.9%
Information Technology	7.5%
Communication Services	6.6%
Energy	5.3%
Real Estate	3.9%
Utilities	1.4%
Cash and Equivalents*	0.5%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

FEBRUARY 28, 2019 (UNAUDITED)

STOXX® U.S. Quality Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 3.0%
Boeing Co. (The)	532	$234,059
Curtiss-Wright Corp.	140	17,261
Huntington Ingalls Industries, Inc.	84	17,591
Spirit AeroSystems Holdings, Inc., Class A	1,274	125,884
Textron, Inc.	308	16,727
		411,522
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	182	16,449
Expeditors International of Washington, Inc.	224	16,789
		33,238
Airlines — 1.4%
Delta Air Lines, Inc.	336	16,659
Southwest Airlines Co.	3,220	180,449
		197,108
Beverages — 1.6%
Monster Beverage Corp.(1)	3,542	226,086
Biotechnology — 7.3%
Biogen, Inc.(1)	630	206,646
Celgene Corp.(1)	1,932	160,607
Exelixis, Inc.(1)	2,408	53,915
Incyte Corp.(1)	1,218	105,040
Regeneron Pharmaceuticals, Inc.(1)	406	174,881
Vertex Pharmaceuticals, Inc.(1)	1,694	319,743
		1,020,832
Building Products — 0.4%
Allegion plc	196	17,632
Lennox International, Inc.	70	17,167
Trex Co., Inc.(1)	224	16,789
		51,588
Capital Markets — 3.8%
Charles Schwab Corp. (The)	378	17,392
Evercore, Inc., Class A	378	34,814
LPL Financial Holdings, Inc.	1,120	84,459
MarketAxess Holdings, Inc.	728	177,544
Moody's Corp.	98	16,966
MSCI, Inc.	882	162,923
SEI Investments Co.	322	16,985
TD Ameritrade Holding Corp.	308	17,353
		528,436
Chemicals — 0.6%
Air Products & Chemicals, Inc.	98	17,756
Axalta Coating Systems Ltd.(1)	644	17,221
Ingevity Corp.(1)	154	17,745

STOXX® U.S. Quality Growth ETF
	Shares	Value
Olin Corp.	1,344	$34,769
		87,491
Commercial Services and Supplies — 1.5%
Cintas Corp.	1,008	208,253
Communications Equipment — 1.9%
Arista Networks, Inc.(1)	308	87,857
Ciena Corp.(1)	392	16,726
Cisco Systems, Inc.	350	18,123
F5 Networks, Inc.(1)	798	134,176
		256,882
Construction Materials — 0.7%
Vulcan Materials Co.	924	102,989
Consumer Finance — 0.2%
Green Dot Corp., Class A(1)	504	32,538
Containers and Packaging — 0.1%
Sonoco Products Co.	294	17,023
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	140	17,360
Electric Utilities — 0.3%
IDACORP, Inc.	168	16,533
NextEra Energy, Inc.	98	18,396
		34,929
Electrical Equipment — 0.2%
Acuity Brands, Inc.	126	16,396
Rockwell Automation, Inc.	98	17,500
		33,896
Electronic Equipment, Instruments and Components — 0.5%
Cognex Corp.	336	17,946
Dolby Laboratories, Inc., Class A	266	17,239
National Instruments Corp.	364	17,013
Zebra Technologies Corp., Class A(1)	84	16,843
		69,041
Entertainment — 1.0%
Netflix, Inc.(1)	336	120,325
Take-Two Interactive Software, Inc.(1)	196	17,103
		137,428
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	770	135,643
Crown Castle International Corp.	140	16,625
Equinix, Inc.	42	17,787
Lamar Advertising Co., Class A	224	17,378
SBA Communications Corp.(1)	98	17,696
		205,129
Food and Staples Retailing — 0.1%
US Foods Holding Corp.(1)	490	17,268

STOXX® U.S. Quality Growth ETF
	Shares	Value
Health Care Equipment and Supplies — 4.0%
ABIOMED, Inc.(1)	266	$88,977
Align Technology, Inc.(1)	546	141,398
Baxter International, Inc.	462	34,525
Boston Scientific Corp.(1)	420	16,854
Edwards Lifesciences Corp.(1)	196	33,181
ICU Medical, Inc.(1)	70	17,204
IDEXX Laboratories, Inc.(1)	728	153,630
Masimo Corp.(1)	140	18,379
Stryker Corp.	98	18,475
Teleflex, Inc.	56	16,232
West Pharmaceutical Services, Inc.	168	17,598
		556,453
Health Care Providers and Services — 2.5%
Chemed Corp.	266	87,647
HCA Healthcare, Inc.	126	17,520
HealthEquity, Inc.(1)	434	34,928
Humana, Inc.	56	15,962
Universal Health Services, Inc., Class B	1,260	174,926
WellCare Health Plans, Inc.(1)	56	14,201
		345,184
Health Care Technology — 1.9%
Cerner Corp.(1)	2,982	166,843
Medidata Solutions, Inc.(1)	224	16,804
Veeva Systems, Inc., Class A(1)	728	85,839
		269,486
Hotels, Restaurants and Leisure — 4.8%
Chipotle Mexican Grill, Inc.(1)	230	139,732
Darden Restaurants, Inc.	154	17,265
Domino's Pizza, Inc.	70	17,566
Planet Fitness, Inc., Class A(1)	588	34,563
Starbucks Corp.	3,626	254,763
Texas Roadhouse, Inc.	546	34,567
Wendy's Co. (The)	8,750	151,637
Yum China Holdings, Inc.	420	17,522
		667,615
Household Durables — 1.0%
NVR, Inc.(1)	51	133,620
Interactive Media and Services — 2.3%
Alphabet, Inc., Class C(1)	16	17,919
Facebook, Inc., Class A(1)	1,176	189,865
IAC/InterActiveCorp(1)	546	116,325
		324,109
Internet and Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)	106	173,822
Booking Holdings, Inc.(1)	18	30,547

STOXX® U.S. Quality Growth ETF
	Shares	Value
eBay, Inc.	462	$17,168
Etsy, Inc.(1)	602	42,904
		264,441
IT Services — 7.5%
Accenture plc, Class A	112	18,076
Automatic Data Processing, Inc.	112	17,139
Black Knight, Inc.(1)	336	17,556
Booz Allen Hamilton Holding Corp.	3,066	162,069
Broadridge Financial Solutions, Inc.	168	17,010
Cognizant Technology Solutions Corp., Class A	238	16,893
EPAM Systems, Inc.(1)	658	106,451
Global Payments, Inc.	140	18,253
GoDaddy, Inc., Class A(1)	224	16,724
Mastercard, Inc., Class A	980	220,275
MAXIMUS, Inc.	1,064	75,204
Pagseguro Digital Ltd., Class A(1)	1,316	37,032
PayPal Holdings, Inc.(1)	1,792	175,741
Square, Inc., Class A(1)	1,358	110,324
Visa, Inc., Class A	238	35,253
		1,044,000
Life Sciences Tools and Services — 1.8%
Bio-Rad Laboratories, Inc., Class A(1)	56	15,170
Illumina, Inc.(1)	462	144,500
Mettler-Toledo International, Inc.(1)	28	19,066
PRA Health Sciences, Inc.(1)	602	64,402
		243,138
Machinery — 2.8%
Allison Transmission Holdings, Inc.	2,730	135,681
Crane Co.	196	16,578
Graco, Inc.	364	17,093
Illinois Tool Works, Inc.	112	16,137
Lincoln Electric Holdings, Inc.	196	16,938
Oshkosh Corp.	210	16,342
Parker-Hannifin Corp.	98	17,265
Toro Co. (The)	1,876	128,656
Woodward, Inc.	182	17,536
		382,226
Media — 0.2%
Cable One, Inc.	18	17,082
Interpublic Group of Cos., Inc. (The)	728	16,773
		33,855
Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	2,632	79,329
WEC Energy Group, Inc.	742	56,607
		135,936

STOXX® U.S. Quality Growth ETF
	Shares	Value
Multiline Retail — 1.1%
Dollar General Corp.	154	$18,243
Dollar Tree, Inc.(1)	196	18,881
Kohl's Corp.	1,610	108,723
		145,847
Oil, Gas and Consumable Fuels — 2.2%
Cabot Oil & Gas Corp.	4,256	104,783
EOG Resources, Inc.	182	17,108
Exxon Mobil Corp.	224	17,703
HollyFrontier Corp.	308	15,769
Marathon Petroleum Corp.	532	32,995
ONEOK, Inc.	420	26,993
Phillips 66	966	93,084
		308,435
Personal Products — 1.2%
Herbalife Nutrition Ltd.(1)	3,052	171,248
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	336	17,358
Zoetis, Inc.	2,730	257,248
		274,606
Professional Services — 2.0%
CoStar Group, Inc.(1)	420	192,163
Insperity, Inc.	392	49,498
Robert Half International, Inc.	266	18,138
Verisk Analytics, Inc.(1)	140	17,702
		277,501
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	336	16,723
Road and Rail — 1.0%
CSX Corp.	238	17,295
Landstar System, Inc.	154	16,737
Old Dominion Freight Line, Inc.	686	103,428
		137,460
Semiconductors and Semiconductor Equipment — 6.2%
Entegris, Inc.	952	33,634
KLA-Tencor Corp.	910	105,096
Lam Research Corp.	770	135,589
Maxim Integrated Products, Inc.	308	16,764
Mellanox Technologies Ltd.(1)	168	18,052
MKS Instruments, Inc.	406	33,645
Monolithic Power Systems, Inc.	378	50,694
NVIDIA Corp.	210	32,395
ON Semiconductor Corp.(1)	3,024	64,955
Skyworks Solutions, Inc.	1,260	102,904
Teradyne, Inc.	420	17,153
Texas Instruments, Inc.	1,610	170,306

STOXX® U.S. Quality Growth ETF
	Shares	Value
Universal Display Corp.	112	$16,715
Versum Materials, Inc.	616	30,190
Xilinx, Inc.	280	35,084
		863,176
Software — 16.3%
Adobe, Inc.(1)	728	191,100
ANSYS, Inc.(1)	98	17,372
Aspen Technology, Inc.(1)	168	16,921
Atlassian Corp. plc, Class A(1)	658	70,722
Cadence Design Systems, Inc.(1)	658	37,671
CDK Global, Inc.	2,366	137,275
Fair Isaac Corp.(1)	70	17,347
Fortinet, Inc.(1)	1,582	137,302
Guidewire Software, Inc.(1)	756	69,355
HubSpot, Inc.(1)	210	35,360
Intuit, Inc.	1,372	339,062
Microsoft Corp.	154	17,254
New Relic, Inc.(1)	168	17,768
Palo Alto Networks, Inc.(1)	602	148,261
Paycom Software, Inc.(1)	378	68,694
Proofpoint, Inc.(1)	294	34,719
PTC, Inc.(1)	742	68,872
Red Hat, Inc.(1)	560	102,256
RingCentral, Inc., Class A(1)	322	33,903
salesforce.com, Inc.(1)	1,064	174,124
ServiceNow, Inc.(1)	588	140,791
Splunk, Inc.(1)	770	104,628
Tyler Technologies, Inc.(1)	84	17,202
Ultimate Software Group, Inc. (The)(1)	210	69,615
VMware, Inc., Class A	98	16,838
Workday, Inc., Class A(1)	532	105,299
Zendesk, Inc.(1)	868	68,598
		2,258,309
Specialty Retail — 5.3%
Advance Auto Parts, Inc.	112	18,120
American Eagle Outfitters, Inc.	1,722	35,129
Best Buy Co., Inc.	1,708	117,579
Burlington Stores, Inc.(1)	1,260	213,872
Five Below, Inc.(1)	546	65,711
Home Depot, Inc. (The)	182	33,696
Lowe's Cos., Inc.	182	19,126
O'Reilly Automotive, Inc.(1)	280	104,149
Ross Stores, Inc.	378	35,846
TJX Cos., Inc. (The)	336	17,237
Tractor Supply Co.	238	22,693
Ulta Beauty, Inc.(1)	56	17,499

STOXX® U.S. Quality Growth ETF
	Shares	Value
Williams-Sonoma, Inc.	616	$35,833
		736,490
Technology Hardware, Storage and Peripherals — 0.7%
NetApp, Inc.	1,568	102,234
Textiles, Apparel and Luxury Goods — 1.8%
Carter's, Inc.	182	17,736
Deckers Outdoor Corp.(1)	238	35,214
Hanesbrands, Inc.	896	16,666
Lululemon Athletica, Inc.(1)	812	122,141
NIKE, Inc., Class B	210	18,005
Ralph Lauren Corp.	140	17,525
Skechers U.S.A., Inc., Class A(1)	504	16,955
		244,242
Trading Companies and Distributors — 1.7%
HD Supply Holdings, Inc.(1)	3,892	167,395
W.W. Grainger, Inc.	224	68,268
		235,663
TOTAL COMMON STOCKS (Cost $13,037,399)		13,861,034
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $22,612)	22,612	22,612
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $13,060,011)		13,883,646
OTHER ASSETS AND LIABILITIES — 0.1%		18,863
TOTAL NET ASSETS — 100.0%		$13,902,509

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

FEBRUARY 28, 2019 (UNAUDITED)

STOXX® U.S. Quality Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.7%
Boeing Co. (The)	32	$14,079
General Dynamics Corp.	77	13,107
Huntington Ingalls Industries, Inc.	62	12,983
Lockheed Martin Corp.	46	14,233
Raytheon Co.	77	14,360
Spirit AeroSystems Holdings, Inc., Class A	141	13,931
Textron, Inc.	246	13,358
United Technologies Corp.	10	1,257
		97,308
Air Freight and Logistics — 0.2%
FedEx Corp.	75	13,575
United Parcel Service, Inc., Class B	123	13,555
		27,130
Airlines — 1.3%
Alaska Air Group, Inc.	214	13,204
American Airlines Group, Inc.	336	11,972
Delta Air Lines, Inc.	261	12,940
JetBlue Airways Corp.(1)	772	12,892
Southwest Airlines Co.	889	49,820
United Continental Holdings, Inc.(1)	988	86,756
		187,584
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)	1,312	25,951
Lear Corp.	93	14,143
		40,094
Automobiles — 0.2%
Ford Motor Co.	1,077	9,445
Thor Industries, Inc.	386	24,924
		34,369
Banks — 1.6%
Bank of America Corp.	4,618	134,292
Bank OZK	728	23,878
BB&T Corp.	262	13,354
Citigroup, Inc.	193	12,348
Fifth Third Bancorp	479	13,211
Investors Bancorp, Inc.	1,778	22,350
SunTrust Banks, Inc.	201	13,039
Umpqua Holdings Corp.	246	4,472
		236,944
Beverages — 0.2%
PepsiCo, Inc.	222	25,672
Biotechnology — 6.0%
AbbVie, Inc.	4,245	336,374

STOXX® U.S. Quality Value ETF
	Shares	Value
Amgen, Inc.	77	$14,636
Biogen, Inc.(1)	261	85,611
Celgene Corp.(1)	952	79,130
Gilead Sciences, Inc.	5,370	349,157
United Therapeutics Corp.(1)	139	17,554
		882,462
Building Products — 0.3%
Fortune Brands Home & Security, Inc.	280	13,194
Owens Corning	714	35,650
		48,844
Capital Markets — 1.4%
Affiliated Managers Group, Inc.	123	13,482
Ameriprise Financial, Inc.	10	1,316
Bank of New York Mellon Corp. (The)	248	13,015
Janus Henderson Group plc	6,330	155,085
Lazard Ltd., Class A	119	4,454
State Street Corp.	185	13,296
		200,648
Chemicals — 2.2%
Chemours Co. (The)	883	33,580
Eastman Chemical Co.	155	12,817
Huntsman Corp.	1,221	30,269
LyondellBasell Industries NV, Class A	2,820	241,166
Mosaic Co. (The)	478	14,947
		332,779
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	170	13,333
Waste Management, Inc.	139	14,074
		27,407
Communications Equipment — 0.5%
ARRIS International plc(1)	40	1,267
Cisco Systems, Inc.	987	51,097
Juniper Networks, Inc.	942	25,510
		77,874
Construction and Engineering — 0.2%
EMCOR Group, Inc.	185	13,344
Jacobs Engineering Group, Inc.	19	1,402
Quanta Services, Inc.	375	13,365
		28,111
Consumer Finance — 0.2%
American Express Co.	123	13,252
Discover Financial Services	185	13,248
		26,500
Containers and Packaging — 0.6%
Bemis Co., Inc.	253	13,384
Packaging Corp. of America	601	57,450

STOXX® U.S. Quality Value ETF
	Shares	Value
Sonoco Products Co.	277	$16,035
		86,869
Diversified Consumer Services — 0.6%
H&R Block, Inc.	3,598	86,892
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	4,262	132,634
Verizon Communications, Inc.	5,235	297,976
		430,610
Electric Utilities — 8.7%
Alliant Energy Corp.	576	26,421
American Electric Power Co., Inc.	3,665	297,415
Edison International	994	59,531
Entergy Corp.	3,081	287,550
Eversource Energy	1,106	77,210
Exelon Corp.	27	1,312
IDACORP, Inc.	251	24,701
NextEra Energy, Inc.	162	30,410
OGE Energy Corp.	33	1,403
Portland General Electric Co.	3,254	163,155
PPL Corp.	9,025	290,334
Xcel Energy, Inc.	488	26,772
		1,286,214
Electrical Equipment — 0.4%
Acuity Brands, Inc.	108	14,053
Eaton Corp. plc	340	27,122
Regal Beloit Corp.	157	13,150
		54,325
Electronic Equipment, Instruments and Components — 0.5%
Coherent, Inc.(1)	14	1,863
Corning, Inc.	494	17,196
Jabil, Inc.	1,380	39,192
TE Connectivity Ltd.	156	12,806
		71,057
Energy Equipment and Services — 0.4%
Schlumberger Ltd.	1,342	59,128
Entertainment — 0.8%
Cinemark Holdings, Inc.	1,198	45,081
Viacom, Inc., Class B	2,129	62,209
Walt Disney Co. (The)	112	12,638
		119,928
Equity Real Estate Investment Trusts (REITs) — 12.4%
Apple Hospitality REIT, Inc.	819	13,497
Brixmor Property Group, Inc.	7,672	133,953
CubeSmart	3,108	95,229
EPR Properties	17	1,249
HCP, Inc.	7,529	231,667

STOXX® U.S. Quality Value ETF
	Shares	Value
Host Hotels & Resorts, Inc.	6,937	$136,035
Lamar Advertising Co., Class A	2,001	155,218
Life Storage, Inc.	238	23,229
Medical Properties Trust, Inc.	587	10,701
National Retail Properties, Inc.	4,414	229,969
Park Hotels & Resorts, Inc.	481	15,026
Public Storage	61	12,901
Ryman Hospitality Properties, Inc.	1,036	83,906
Simon Property Group, Inc.	1,462	264,856
Ventas, Inc.	4,651	291,850
Weingarten Realty Investors	4,758	137,078
		1,836,364
Food and Staples Retailing — 1.3%
Kroger Co. (The)	3,023	88,665
US Foods Holding Corp.(1)	446	15,717
Walgreens Boots Alliance, Inc.	444	31,608
Walmart, Inc.	646	63,947
		199,937
Food Products — 4.9%
Archer-Daniels-Midland Co.	307	13,047
Flowers Foods, Inc.	5,750	117,702
General Mills, Inc.	989	46,612
Hershey Co. (The)	251	27,781
Ingredion, Inc.	126	11,649
J.M. Smucker Co. (The)	1,644	174,116
Kellogg Co.	3,996	224,815
Tyson Foods, Inc., Class A	1,888	116,414
		732,136
Gas Utilities — 0.5%
National Fuel Gas Co.	842	50,680
Southwest Gas Holdings, Inc.	310	25,401
		76,081
Health Care Equipment and Supplies — 0.3%
Danaher Corp.	124	15,750
DENTSPLY SIRONA, Inc.	327	13,656
Medtronic plc	144	13,032
		42,438
Health Care Providers and Services — 2.1%
Anthem, Inc.	46	13,834
Cardinal Health, Inc.	1,715	93,193
Cigna Corp.	57	9,943
CVS Health Corp.	124	7,171
Encompass Health Corp.	199	12,565
HCA Healthcare, Inc.	170	23,637
Henry Schein, Inc.(1)	196	11,623
Humana, Inc.	46	13,112

STOXX® U.S. Quality Value ETF
	Shares	Value
Laboratory Corp. of America Holdings(1)	8	$1,186
McKesson Corp.	266	33,824
MEDNAX, Inc.(1)	125	4,114
Molina Healthcare, Inc.(1)	10	1,346
Quest Diagnostics, Inc.	464	40,159
UnitedHealth Group, Inc.	63	15,260
Universal Health Services, Inc., Class B	123	17,076
WellCare Health Plans, Inc.(1)	47	11,918
		309,961
Health Care Technology — 0.1%
Cerner Corp.(1)	210	11,749
Hotels, Restaurants and Leisure — 3.1%
Carnival Corp.	1,663	96,055
Darden Restaurants, Inc.	1,284	143,949
Las Vegas Sands Corp.	2,331	143,193
McDonald's Corp.	177	32,540
Royal Caribbean Cruises Ltd.	109	12,914
Six Flags Entertainment Corp.	39	2,173
Wyndham Destinations, Inc.	324	14,590
Yum China Holdings, Inc.	329	13,726
		459,140
Household Durables — 2.2%
Garmin Ltd.	2,189	183,810
Leggett & Platt, Inc.	490	22,256
Mohawk Industries, Inc.(1)	295	40,156
PulteGroup, Inc.	1,877	50,679
Toll Brothers, Inc.	322	11,463
Whirlpool Corp.	108	15,283
		323,647
Household Products — 5.1%
Clorox Co. (The)	576	91,026
Colgate-Palmolive Co.	2,006	132,135
Kimberly-Clark Corp.	2,175	254,105
Procter & Gamble Co. (The)	2,775	273,476
		750,742
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	1,282	22,089
Industrial Conglomerates — 0.2%
3M Co.	62	12,858
Honeywell International, Inc.	93	14,329
		27,187
Insurance — 1.2%
Aflac, Inc.	279	13,710
Allstate Corp. (The)	140	13,213
Fidelity National Financial, Inc.	694	24,353
Hartford Financial Services Group, Inc. (The)	279	13,771

STOXX® U.S. Quality Value ETF
	Shares	Value
MetLife, Inc.	308	$13,919
Principal Financial Group, Inc.	249	13,107
Progressive Corp. (The)	308	22,453
Travelers Cos., Inc. (The)	111	14,753
Unum Group	1,438	53,724
		183,003
Interactive Media and Services — 0.2%
Alphabet, Inc., Class C(1)	11	12,319
Facebook, Inc., Class A(1)	79	12,755
SINA Corp.(1)	39	2,627
		27,701
IT Services — 4.3%
Accenture plc, Class A	78	12,588
Akamai Technologies, Inc.(1)	215	14,977
Amdocs Ltd.	210	11,670
Cognizant Technology Solutions Corp., Class A	200	14,196
CoreLogic, Inc.(1)	294	10,781
DXC Technology Co.	910	59,933
Genpact Ltd.	41	1,362
International Business Machines Corp.	998	137,854
Leidos Holdings, Inc.	182	11,755
MAXIMUS, Inc.	186	13,146
Paychex, Inc.	1,461	112,526
Sabre Corp.	49	1,099
Western Union Co. (The)	13,293	237,546
		639,433
Leisure Products — 0.1%
Brunswick Corp.	266	14,029
Machinery — 1.1%
AGCO Corp.	232	15,679
Allison Transmission Holdings, Inc.	270	13,419
Caterpillar, Inc.	94	12,910
Crane Co.	154	13,024
Cummins, Inc.	93	14,330
Dover Corp.	141	12,765
Ingersoll-Rand plc	124	13,089
ITT, Inc.	232	13,400
Oshkosh Corp.	190	14,784
PACCAR, Inc.	188	12,746
Parker-Hannifin Corp.	78	13,741
Snap-on, Inc.	78	12,480
		162,367
Media — 2.8%
Comcast Corp., Class A	695	26,876
Discovery, Inc., Class A(1)	116	3,352
DISH Network Corp., Class A(1)	1,165	37,874

STOXX® U.S. Quality Value ETF
	Shares	Value
Interpublic Group of Cos., Inc. (The)	6,009	$138,387
News Corp., Class A	1,032	13,437
Omnicom Group, Inc.	2,621	198,410
		418,336
Metals and Mining†
Southern Copper Corp.	75	2,671
United States Steel Corp.	94	2,106
		4,777
Multi-Utilities — 1.2%
Ameren Corp.	385	27,428
CenterPoint Energy, Inc.	436	13,141
CMS Energy Corp.	502	27,309
Consolidated Edison, Inc.	154	12,697
DTE Energy Co.	221	27,307
Public Service Enterprise Group, Inc.	690	40,579
WEC Energy Group, Inc.	355	27,079
		175,540
Multiline Retail — 2.9%
Kohl's Corp.	2,231	150,659
Macy's, Inc.	1,626	40,309
Nordstrom, Inc.	1,879	88,839
Target Corp.	2,086	151,527
		431,334
Oil, Gas and Consumable Fuels — 4.2%
Chevron Corp.	2,504	299,428
Exxon Mobil Corp.	479	37,855
HollyFrontier Corp.	251	12,851
Marathon Petroleum Corp.	182	11,286
Murphy Oil Corp.	446	12,890
Phillips 66	139	13,394
Plains GP Holdings LP, Class A(1)	1,904	44,154
Valero Energy Corp.	2,406	196,233
		628,091
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	709	36,627
Eli Lilly & Co.	295	37,256
Johnson & Johnson	1,889	258,113
Merck & Co., Inc.	3,754	305,163
Pfizer, Inc.	6,807	295,083
		932,242
Professional Services — 0.3%
ManpowerGroup, Inc.	478	40,271
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.	93	15,356
Road and Rail — 0.3%
Kansas City Southern	124	13,472

STOXX® U.S. Quality Value ETF
	Shares	Value
Norfolk Southern Corp.	77	$13,806
Union Pacific Corp.	79	13,248
		40,526
Semiconductors and Semiconductor Equipment — 3.2%
Applied Materials, Inc.	1,976	75,760
Cypress Semiconductor Corp.	89	1,373
Intel Corp.	2,055	108,833
Lam Research Corp.	386	67,971
Maxim Integrated Products, Inc.	442	24,058
Mellanox Technologies Ltd.(1)	112	12,033
Micron Technology, Inc.(1)	1,910	78,081
MKS Instruments, Inc.	172	14,254
ON Semiconductor Corp.(1)	1,792	38,492
Qorvo, Inc.(1)	425	29,809
QUALCOMM, Inc.	238	12,707
Skyworks Solutions, Inc.	185	15,107
Teradyne, Inc.	33	1,347
		479,825
Software — 0.7%
Check Point Software Technologies Ltd.(1)	109	13,331
j2 Global, Inc.	140	11,901
LogMeIn, Inc.	14	1,112
Microsoft Corp.	128	14,340
Nuance Communications, Inc.(1)	80	1,342
Oracle Corp. (New York)	25	1,303
Symantec Corp.	2,874	64,636
		107,965
Specialty Retail — 1.2%
American Eagle Outfitters, Inc.	801	16,340
Best Buy Co., Inc.	215	14,801
Foot Locker, Inc.	478	28,451
Gap, Inc. (The)	3,773	95,834
Lowe's Cos., Inc.	112	11,770
Williams-Sonoma, Inc.	246	14,307
		181,503
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	616	106,660
Hewlett Packard Enterprise Co.	2,720	44,554
HP, Inc.	572	11,286
NetApp, Inc.	200	13,040
Seagate Technology plc	1,148	53,451
Xerox Corp.	1,209	37,358
		266,349
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	81	3,694
Hanesbrands, Inc.	630	11,712

STOXX® U.S. Quality Value ETF
	Shares	Value
PVH Corp.	109	$12,517
Ralph Lauren Corp.	295	36,925
Skechers U.S.A., Inc., Class A(1)	805	27,072
Tapestry, Inc.	2,884	100,767
		192,687
Thrifts and Mortgage Finance — 1.2%
Essent Group Ltd.(1)	311	13,416
MGIC Investment Corp.(1)	1,050	13,629
New York Community Bancorp, Inc.	10,962	137,135
Radian Group, Inc.	705	14,354
		178,534
Tobacco — 2.1%
Altria Group, Inc.	272	14,256
Philip Morris International, Inc.	3,392	294,900
		309,156
Trading Companies and Distributors — 0.5%
HD Supply Holdings, Inc.(1)	311	13,376
MSC Industrial Direct Co., Inc., Class A	154	12,999
United Rentals, Inc.(1)	266	35,801
W.W. Grainger, Inc.	46	14,020
		76,196
TOTAL COMMON STOCKS (Cost $14,103,501)		14,765,441
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $32,882)	32,882	32,882
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $14,136,383)		14,798,323
OTHER ASSETS AND LIABILITIES — 0.1%		12,910
TOTAL NET ASSETS — 100.0%		$14,811,233

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2019 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Assets
Investment securities, at value (cost of $34,033,841 and $12,381,530, respectively)	$34,061,815	$12,443,069
Cash	—	25,797
Deposits with broker for futures contracts	5,180	—
Receivable for variation margin on futures contracts	8,356	—
Interest receivable	330,398	146,174
	34,405,749	12,615,040

Liabilities
Accrued management fees	11,835	2,796

Net Assets	$34,393,914	$12,612,244

Shares outstanding (unlimited number of shares authorized)	702,000	250,000

Net Asset Value Per Share	$48.99	$50.45

Net Assets Consist of:
Capital paid in	$34,379,611	$12,506,033
Distributable earnings	14,303	106,211
	$34,393,914	$12,612,244

See Notes to Financial Statements.

FEBRUARY 28, 2019 (UNAUDITED)
	Quality Diversified International ETF	STOXX® U.S. Quality Growth ETF
Assets
Investment securities, at value (cost of $12,914,600 and $13,060,011, respectively)	$13,269,036	$13,883,646
Foreign currency holdings, at value (cost of $2,332 and $—, respectively)	2,330	—
Receivable for investments sold	—	5,140,042
Dividends and interest receivable	28,550	9,818
	13,299,916	19,033,506

Liabilities
Payable for investments purchased	—	5,128,078
Accrued management fees	3,920	2,919
	3,920	5,130,997

Net Assets	$13,295,996	$13,902,509

Shares outstanding (unlimited number of shares authorized)	350,000	350,000

Net Asset Value Per Share	$37.99	$39.72

Net Assets Consist of:
Capital paid in	$13,559,996	$13,436,853
Distributable earnings	(264,000)	465,656
	$13,295,996	$13,902,509

See Notes to Financial Statements.

FEBRUARY 28, 2019 (UNAUDITED)
STOXX® U.S. Quality Value ETF
Assets
Investment securities, at value (cost of $14,136,383)	$14,798,323
Cash	1,652
Receivable for investments sold	4,016,082
Receivable for capital shares sold	987,545
Dividends and interest receivable	37,506
19,841,108

Liabilities
Payable for investments purchased	5,026,840
Accrued management fees	3,035
5,029,875

Net Assets	$14,811,233

Shares outstanding (unlimited number of shares authorized)	375,001

Net Asset Value Per Share	$39.50

Net Assets Consist of:
Capital paid in	$14,854,730
Distributable earnings	(43,497)
$14,811,233

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS AND PERIOD ENDED FEBRUARY 28, 2019 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF(1)
Investment Income (Loss)
Income:
Interest	$566,081	$209,237

Expenses:
Management fees	64,116	16,919

Net investment income (loss)	501,965	192,318

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(24,580)	(16,619)
Futures contract transactions	(30,623)	(9,502)
	(55,203)	(26,121)

Change in net unrealized appreciation (depreciation) on:
Investments	316,620	61,539
Futures contracts	2,281	—
	318,901	61,539

Net realized and unrealized gain (loss)	263,698	35,418

Net Increase (Decrease) in Net Assets Resulting from Operations	$765,663	$227,736

(1)	September 10, 2018 (fund inception) through February 28, 2019.

See Notes to Financial Statements.

FOR THE PERIOD ENDED FEBRUARY 28, 2019 (UNAUDITED)(1)
	Quality Diversified International ETF	STOXX® U.S. Quality Growth ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,087 and $9, respectively)	$89,119	$37,971
Interest	795	267
	89,914	38,238

Expenses:
Management fees	20,214	13,486

Net investment income (loss)	69,700	24,752

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(636,372)	(369,651)
Foreign currency translation transactions	(1,473)	—
	(637,845)	(369,651)

Change in net unrealized appreciation (depreciation) on:
Investments	354,436	823,635
Translation of assets and liabilities in foreign currencies	(66)	—
	354,370	823,635

Net realized and unrealized gain (loss)	(283,475)	453,984

Net Increase (Decrease) in Net Assets Resulting from Operations	$(213,775)	$478,736

(1)	September 10, 2018 (fund inception) through February 28, 2019.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)
STOXX® U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends	$158,535
Interest	339
158,874

Expenses:
Management fees	15,174

Net investment income (loss)	143,700

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(631,012)
Change in net unrealized appreciation (depreciation) on investments	384,918

Net realized and unrealized gain (loss)	(246,094)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(102,394)

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2019 (EXCEPT AS NOTED) (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2018
	Diversified Corporate Bond ETF		Diversified Municipal Bond ETF
Increase (Decrease) in Net Assets	February 28, 2019	August 31, 2018(1)	February 28, 2019(2)
Operations
Net investment income (loss)	$501,965	$241,720	$192,318
Net realized gain (loss)	(55,203)	(65,609)	(26,121)
Change in net unrealized appreciation (depreciation)	318,901	(288,646)	61,539
Net increase (decrease) in net assets resulting from operations	765,663	(112,535)	227,736

Distributions to Shareholders
From earnings	(431,681)	(207,144)	(121,525)

Capital Share Transactions
Proceeds from shares sold	21,769,165	12,610,446	12,506,033

Net increase (decrease) in net assets	22,103,147	12,290,767	12,612,244

Net Assets
Beginning of period	12,290,767	—	—
End of period	$34,393,914	$12,290,767	$12,612,244

Transactions in Shares of the Fund
Sold	450,000	252,000	250,000

(1)	January 11, 2018 (fund inception) through August 31, 2018.

(2)	September 10, 2018 (fund inception) through February 28, 2019.

See Notes to Financial Statements.

PERIOD ENDED FEBRUARY 28, 2019 (UNAUDITED)(1)
	Quality Diversified International ETF	STOXX® U.S. Quality Growth ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,700	$24,752
Net realized gain (loss)	(637,845)	(369,651)
Change in net unrealized appreciation (depreciation)	354,370	823,635
Net increase (decrease) in net assets resulting from operations	(213,775)	478,736

Distributions to Shareholders
From earnings	(50,225)	(13,080)

Capital Share Transactions
Proceeds from shares sold	13,559,996	13,436,853

Net increase (decrease) in net assets	13,295,996	13,902,509

Net Assets
End of period	$13,295,996	$13,902,509

Transactions in Shares of the Fund
Sold	350,000	350,000

(1)	September 10, 2018 (fund inception) through February 28, 2019.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2018
	STOXX® U.S. Quality Value ETF
Increase (Decrease) in Net Assets	February 28, 2019	August 31, 2018(1)
Operations
Net investment income (loss)	$143,700	$94,339
Net realized gain (loss)	(631,012)	(126,279)
Change in net unrealized appreciation (depreciation)	384,918	277,022
Net increase (decrease) in net assets resulting from operations	(102,394)	245,082

Distributions to Shareholders
From earnings	(121,260)	(64,925)

Capital Share Transactions
Proceeds from shares sold	7,744,137	7,110,593

Net increase (decrease) in net assets	7,520,483	7,290,750

Net Assets
Beginning of period	7,290,750	—
End of period	$14,811,233	$7,290,750

Transactions in Shares of the Fund
Sold	200,000	175,001

(1)	January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2019 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Diversified Corporate Bond ETF (Diversified Corporate Bond ETF), American Century Diversified Municipal Bond ETF (Diversified Municipal Bond ETF), American Century Quality Diversified International ETF (Quality Diversified International ETF), American Century STOXX® U.S. Quality Growth ETF (STOXX® U.S. Quality Growth ETF) and American Century STOXX® U.S. Quality Value ETF (STOXX® U.S. Quality Value ETF) (collectively, the funds) are five series issued by the trust. Diversified Corporate Bond ETF's investment objective is to seek to provide current income. Diversified Municipal Bond ETF's investment objective is to seek current income that is exempt from federal income tax. Quality Diversified International ETF's investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Alpha Vee American Century Diversified International Equity Index. STOXX® U.S. Quality Growth ETF's investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Growth Index. STOXX® U.S. Quality Value ETF's investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Value Index. Shares of each fund are listed for trading on the NYSE Arca, Inc. The Diversified Corporate Bond ETF and STOXX® U.S. Quality Value ETF incepted on January 11, 2018. Diversified Municipal Bond ETF, Quality Diversified International ETF and STOXX® U.S. Quality Growth ETF incepted on September 10, 2018.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are declared and paid monthly for Diversified Corporate Bond ETF and Diversified Municipal Bond ETF. Distributions from net investment income, if any, are declared and paid semiannually for Quality Diversified International ETF. Distributions from net investment income, if any, are declared and paid quarterly for STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and expenses incurred in connection with the provision of shareholder and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any, will be paid by ACIM. The fee is computed and accrued daily based on each fund's daily net assets and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Diversified Corporate Bond ETF	0.45%
Diversified Municipal Bond ETF	0.29%
Quality Diversified International ETF	0.39%
STOXX® U.S. Quality Growth ETF	0.29%
STOXX® U.S. Quality Value ETF	0.29%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 28, 2019 were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF(1)	Quality Diversified International ETF(1)	STOXX® U.S. Quality Growth ETF(1)	STOXX® U.S. Quality Value ETF
Purchases	$4,676,019	$4,616,779	$6,799,872	$8,904,042	$11,319,214
Sales	$2,389,842	$1,542,844	$5,708,262	$8,775,914	$11,131,459

(1)	September 10, 2018 (fund inception) through February 28, 2019.

Securities received or delivered in-kind through subscriptions and redemptions and in-kind net realized gain (loss) for the period ended February 28, 2019 were as follows:

	In-kind Subscriptions	In-kind Redemptions	In-kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$19,175,596	–	–
Diversified Municipal Bond ETF(1)	$9,375,268	–	–
Quality Diversified International ETF(1)	$12,442,383	–	–
STOXX® U.S. Quality Growth ETF(1)	$13,403,660	–	–
STOXX® U.S. Quality Value ETF	$7,714,176	–	–
*Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

(1)	September 10, 2018 (fund inception) through February 28, 2019.

5. Capital Share Transactions

Each fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of each fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof for Diversified Corporate Bond ETF, Diversified Municipal Bond ETF and Quality Diversified International ETF and 25,000 shares or multiples thereof for STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF (Creation Units) to authorized participants who have entered into agreements with the funds’ distributor. Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the funds specify each day. Diversified Corporate Bond ETF and Diversified Municipal Bond ETF may issue and redeem Creation Units in return for a basket of securities (and an amount of cash) or entirely for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate a fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Diversified Corporate Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$33,559,181	—
Temporary Cash Investments	$502,634	—	—
	$502,634	$33,559,181	—
Other Financial Instruments
Futures Contracts	$2,281	—	—

Diversified Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$12,443,069	—

Quality Diversified International ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$90,384	$13,143,623	—
Temporary Cash Investments	35,029	—	—
	$125,413	$13,143,623	—

STOXX® U.S. Quality Growth ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,861,034	—	—
Temporary Cash Investments	22,612	—	—
	$13,883,646	—	—

STOXX® U.S. Quality Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,765,441	—	—
Temporary Cash Investments	32,882	—	—
	$14,798,323	—	—

7. Derivative Instruments

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. The funds may enter into futures contracts based on a bond index or a specific underlying security. The funds may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, the funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF did not participate in interest rate risk derivative instruments during the period. Diversified Corporate Bond ETF's average notional exposure to interest rate risk derivative instruments held during the period was $1,116,667 for futures contracts sold. Diversified Municipal Bond ETF's average notional exposure to interest rate risk derivative instruments held during the period was $200,000 for futures contracts sold.

The value of interest rate risk derivative instruments for Diversified Corporate Bond ETF as of February 28, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $8,356 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $(30,623) in net realized gain (loss) on futures contract transactions and $2,281 in change in net unrealized appreciation (depreciation) on futures contracts.

At period end, Diversified Municipal Bond ETF did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the period from September 10, 2018 (fund inception) through February 28, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $(9,502) in net realized gain (loss) on futures contract transactions.

* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedules of Investments.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF each seek to track an index. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Quality Diversified International ETF	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Federal tax cost of investments	$34,035,400	$12,381,530	$13,008,134	$13,065,120	$14,281,473
Gross tax appreciation of investments	$168,758	$113,918	$647,954	$883,832	$605,941
Gross tax depreciation of investments	(142,343)	(52,379)	(387,052)	(65,306)	(89,091)
Net tax appreciation (depreciation) of investments	$26,415	$61,539	$260,902	$818,526	$516,850

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2018, the funds in the table below had accumulated short-term capital losses, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Short-term capital losses were as follows:

Short-term capital losses
Diversified Corporate Bond ETF	$(64,050)
STOXX® U.S. Quality Value ETF	$(107,831)

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2019(4)	$48.77	0.84	0.13	0.97	(0.75)	$48.99	2.00%	0.45%(5)	3.52%(5)	9%	$34,394
2018(6)	$50.00	0.96	(1.37)	(0.41)	(0.82)	$48.77	(0.77)%	0.45%(5)	3.09%(5)	38%	$12,291

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	Six months ended February 28, 2019 (unaudited).

(5)	Annualized.

(6)	January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2019(4)	$50.00	0.77	0.17	0.94	(0.49)	$50.45	1.89%	0.29%(5)	3.30%(5)	13%	$12,612

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	September 10, 2018 (fund inception) through February 28, 2019 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2019(4)	$39.85	0.23	(1.95)	(1.72)	(0.14)	$37.99	(4.27)%	0.39%(5)	1.34%(5)	54%	$13,296

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	September 10, 2018 (fund inception) through February 28, 2019 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
STOXX® U.S. Quality Growth ETF
2019(4)	$40.15	0.09	(0.48)	(0.39)	(0.04)	$39.72	(0.92)%	0.29%(5)	0.53%(5)	90%	$13,903

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	September 10, 2018 (fund inception) through February 28, 2019 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
STOXX® U.S. Quality Value ETF
2019(4)	$41.66	0.53	(2.22)	(1.69)	(0.47)	$39.50	(3.99)%	0.29%(5)	2.75%(5)	106%	$14,811
2018(6)	$40.37	0.55	1.11	1.66	(0.37)	$41.66	4.16%	0.29%(5)	2.17%(5)	77%	$7,291

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	Six months ended February 28, 2019 (unaudited).

(5)	Annualized.

(6)	January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 19, 2018 and July 19, 2018, the Funds’ Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the American Century Quality Diversified International ETF, the American Century STOXX® U.S. Quality Growth ETF and the American Century Diversified Municipal Bond ETF (collectively, the "New Funds"). Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management and other services to be provided to the New Funds;

•	the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;

•	each New Fund’s proposed investment objective and strategy, including a discussion of it's anticipated investment performance and proposed benchmark;

•	the cost of owning each New Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience; and

•	any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each New Fund's fee to the total expense ratio of peer funds. The annual management fees charged to shareholders of each of the American Century Quality Diversified International ETF, the American Century STOXX® U.S. Quality Growth ETF and the American Century Diversified Municipal Bond ETF were below the median of the total expense ratios of their respective peer universe.

When considering the approval of the management agreement for the New Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The funds' Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93830 1904

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)

are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer, and Chief Financial Officer
(principal financial officer)

Date:	April 24, 2019